Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 40,422	$ 216,979
Direct costs of revenue	(15,377)
Other operating costs	(161,540)
(Loss)/profit from operations	(136,495)	216,979
General and administrative expenses	(785,579)	(2,074,528)
Other income		291,923
(Loss)/income before tax	(922,074)	(1,626,898)
Income tax
Loss after tax	(922,074)	(1,626,898)
Foreign exchange adjustment		(19,245)
Comprehensive loss for the period	$ (922,074)	$ (1,646,143)
Basic and diluted loss per ordinary share	$ (0.026)	$ (0.085)
Basic and diluted average number of ordinary shares outstanding	35,554,667	19,341,529